Financial Instruments - Summary of Financial Derivative Transactions Qualifying as Hedge Instruments Resulted in Recognition of Assets and Liabilities (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedging instruments [line items]
Assets Current	$ 58,009,661	$ 2,230,787
Assets Non-Current	9,275,919	57,480,749
Liabilities Current	72,793,962	7,593,354
Liabilities Non-current	6,949,774	45,391,794
Finance Debt
Disclosure of detailed information about hedging instruments [line items]
Assets Current	46,969,512	21,188
Assets Non-Current	8,252,744	56,769,346
Liabilities Current	37,011,496	488,193
Liabilities Non-current	5,004,408	45,391,794
Property, plant & equipment investment
Disclosure of detailed information about hedging instruments [line items]
Assets Current	715,556	223,983
Assets Non-Current	229,145
Liabilities Current	597,382	1,816,459
Operational Income
Disclosure of detailed information about hedging instruments [line items]
Assets Current	9,228,335	1,895,036
Assets Non-Current	794,030	711,403
Liabilities Current	34,222,093
Liabilities Non-current	1,945,366
Other
Disclosure of detailed information about hedging instruments [line items]
Assets Current	1,096,258	90,580
Liabilities Current	962,991	5,288,702
Interest rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	1,075,171	21,188
Assets Non-Current		2,629,290
Interest rate hedge [Member] | Cash flow hedge
Disclosure of detailed information about hedging instruments [line items]
Assets Current	1,075,171	21,188
Assets Non-Current		2,629,290
Exchange rate hedge [Member]
Disclosure of detailed information about hedging instruments [line items]
Assets Current	56,934,490	2,209,599
Assets Non-Current	9,275,919	54,851,459
Liabilities Current	72,793,962	7,593,354
Liabilities Non-current	6,949,774	45,391,794
Exchange rate hedge [Member] | Cash flow hedge
Disclosure of detailed information about hedging instruments [line items]
Assets Current	56,934,490	2,209,599
Assets Non-Current	9,275,919	54,851,459
Liabilities Current	72,793,962	7,593,354
Liabilities Non-current	$ 6,949,774	$ 45,391,794